LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT
LONG-TERM DEBT

14.  LONG-TERM DEBT

	Effective interest rate as of
	December 31, 2024	2024	2023
Bank credit facilities (i)	6.08%	$1,432.6	$2,419.0
Senior Notes (ii)		6,187.1	5,226.3
Total long-term debt		7,619.7	7,645.3

Change in fair value related to hedged interest rate risk		—	(2.2)
Financing costs, net of amortization		(37.4)	(33.2)
		(37.4)	(35.4)
		7,582.3	7,609.9
Less current portion		(400.0)	(1,480.6)
		$7,182.3	$6,129.3

As of December 31, 2024, the carrying value of long-term debt denominated in U.S. dollars, excluding financing costs, was $4,021.2 million ($4,484.5 million as of December 31, 2023) while the net fair value of related hedging derivative instruments was in an asset position of $141.5 million ($106.9 million as of December 31, 2023).

(i)	The bank credit facilities provide for $500.0 million in revolving credit facilities (reduced from $2,000.0 million to $500.0 million on January 29, 2025) and a $2,100.0 million term credit facility consisting of three tranches of equal size. The first tranche of $700.0 million of the term facility was reimbursed in November 2024 and the other two tranches mature in April 2026 and April 2027, respectively. The credit facilities bear interest at Canadian Overnight Repo Rate Average (“CORRA”), Secured Overnight Financing Rate (“SOFR”), Canadian prime rate or U.S. prime rate, plus a premium determined by the Corporation’s leverage ratio. The bank credit facilities contain covenants such as maintaining certain financial ratios, as well as limitations on the Corporation’s ability to incur additional debt, pay dividends, or make other distributions. As of December 31, 2024, no amount was drawn on the revolving credit facility ($361.0 million as of December 31, 2023) and $1,432.6 million was outstanding on the term credit facility ($2,058.0 million as of December 31, 2023).

On February 26, 2025, Videotron amended and restated its credit agreement to, among other things, amend its existing $500.0 million revolving credit facility by creating two tranches: (i) a first tranche in the amount of $250.0 million maturing in February 2030, and (ii) a second tranche in the amount of $250.0 million maturing in February 2026 and providing for a conversion option into a term facility maturing in February 2027.

14.  LONG-TERM DEBT (continued)

(ii)	The Senior Notes are unsecured and contain certain restrictions, including limitations on Videotron’s ability to create liens, enter into sale and leaseback transactions, and incur certain debts. The Notes are redeemable at Videotron’s option, in whole or in part, prior to maturity at the prices, times and conditions specified for each series. The Senior Notes are guaranteed by specific subsidiaries of the Corporation. The following table summarizes the terms of the outstanding Senior Notes as of December 31, 2024:

		Annual nominal		Interest payable
Principal amount		interest rate	Maturity date	every 6 months on
	$400.0	5.625%	June 15, 2025	April and October 15
US$	600.0	5.125%	April 15, 2027	April and October 15
	$800.0	4.500%	January 15, 2030	April and October 15
	$650.0	3.125%	January 15, 2031	January and July 15
	$750.0	3.625%	June 15, 2028	June and December 15
US$	500.0	3.625%	June 15, 2029	June and December 15
	$600.0[1]	4.650%	July 15, 2029	January and July 15
	$400.0[2]	5.000%	July 15, 2034	January and July 15
US$	700.0[3]	5.700%	January 15, 2035	January and July 15
1	The notes were issued in June 2024 for net proceeds of $596.3 million, net of financing costs of $3.4 million.
2	The notes were issued in June 2024 for net proceeds of $396.3 million, net of financing costs of $2.4 million.
3	The notes were issued in November 2024 for net proceeds of $964.6 million, net of financing costs of $7.8 million.

On November 25, 2024, Videotron redeemed its Senior Notes in aggregate principal amount of $375.0 million, bearing interest at 5.750%, for a cash consideration of $375.0 million.

On June 17, 2024, Videotron redeemed at maturity its Senior Notes in aggregate principal amount of US$600.0 million, bearing interest at 5.375%, and unwound the related hedging contracts for a total cash consideration of $662.3 million.

On December 31, 2024, the Corporation was in compliance with all debt covenants.

Principal repayments of long-term debt over the coming years are as follows:

2025	$400.0
2026	716.3
2027	1,579.4
2028	750.0
2029	1,318.9
2030 and thereafter	2,855.1

14.  LONG-TERM DEBT (continued)

Changes in long-term debt are as follows:

	2024	2023
Balance at beginning of year	$7,609.9	$5,318.3
Net change under revolving facility, net of financing costs	(364.0)	285.0
Issuance of long-term debt, net of financing costs	1,957.2	2,092.5
Repayment of long-term debt	(1,900.3)	—
Foreign currency translation	267.4	(97.3)
Amortization of financing costs	9.0	8.0
Change in fair value related to hedged interest rate risk	2.2	3.4
Other	0.9	—
Balance at end of year	$7,582.3	$7,609.9